UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G
ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☐    Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period     ______ to ______.

Date of Report (Date of earliest event reported):
October 27, 2021

Commission File Number of securitizer: 025-05102

Central Index Key Number of securitizer: 0001754832

SVB Innovation Credit Fund VIII, L.P. 1
(Exact name of securitizer as specified in its charter)

Andrew Olson, (650) 926-0418
Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) ☐

☒   Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor: 0001754832

Innovation Debt Funding VI, LLC
(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable):

Central Index Key Number of underwriter (if applicable):

1 SVB Innovation Credit Fund VIII, L.P. , as securitizer, is filing this Form ABS-15G in respect of the  issuance of asset-backed securities by its affiliate, Innovation Debt Funding VI, LLC.

Item 2.01	Findings and Conclusions of a Third Party Due Diligence Report Obtained by the Issuer

Attached as Exhibit 99.1 hereto is a Report of Independent Accountants on Applying Agreed-Upon Procedures, dated October 27, 2021, obtained by the Issuer, with respect to certain due diligence services performed by PricewaterhouseCoopers LLP.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

Dated: October 27, 2021

SVB Innovation Credit Fund VIII, L.P.

By: SVB Innovation Credit Partners VIII, LLC
Its: General Partner

By: /s/ Andrew Olson
Name: Andrew Olson
Title: Chief Financial Officer